Provisions - Schedule of funding status of the defined benefit obligations, United Kingdom (Details) - United Kingdom - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 8,982	€ 15,392	€ 15,472
Fair value of plan assets	10,152	17,244	15,575
Provisions - Provisions for pensions	(1,170)	(1,852)	(103)
Internal provisions for pensions	29	44	449
Net assets for pensions	€ (1,199)	€ (1,896)	€ (552)